Financial instruments by category (Details 1) - ARS ($) $ in Millions	Jun. 30, 2026	Jun. 30, 2025
Trade And Other Receivables [Member]
Statement [Line Items]
Gross amounts recognized, Financial assets	$ 599,980	$ 714,487
Gross amounts offset, Financial assets	38,299	57,219
Net amount presented, Financial assets	561,681	657,268
Trade And Other Payables [Member]
Statement [Line Items]
Gross amounts recognized, Financial liabilities	(417,390)	(396,284)
Gross amounts offset, Financial liabilities	(38,299)	(57,219)
Net amount presented, Financial liabilities	$ (379,091)	$ (339,065)